As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 287-6609
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2012 (Unaudited)
	Shares	Value

COMMON STOCKS - 92.8%
Advertising - 0.9%
Lamar Advertising Company (a)	1,723	$66,766
Aircraft Parts Manufacturing - 1.0%
TransDigm Group, Inc.	510	69,544
Airlines - 1.0%
Alaska Air Group, Inc. (a)	1,599	68,901
Apparel Manufacturing - 1.1%
Gildan Activewear, Inc.	2,042	74,696
Auto Parts - 2.2%
Delphi Automotive PLC (a)	4,054	155,066
Banks - 4.3%
Bank Of America Corporation	6,974	80,898
Citigroup, Inc.	1,942	76,826
Sterling Financial Corporation	3,375	70,470
Toronto-Dominion Bank	827	69,741
		297,935
Beverage Manufacturing - 0.9%
Coca-Cola Company	1,813	65,721
Building Equipment Contractors - 1.1%
Quanta Services, Inc. (a)	2,711	73,983
Building Material and Supplies Dealers - 1.0%
Sherwin-Williams Company	436	67,066
Cable and Other Subscription Programming - 3.1%
Charter Communications, Inc. (a)	965	73,571
Liberty Media Corporation (a)	1,261	146,289
		219,860
Chemical Manufacturing - 4.0%
Agrium, Inc.	680	67,939
Cytec Industries, Inc.	986	67,866
Monsanto Company	749	70,893
Westlake Chemical Corporation	958	75,969
		282,667
Clothing Stores - 0.9%
Ross Stores, Inc.	1,183	64,060
Communications Equipment Manufacturing - 2.0%
Motorola Solutions, Inc.	2,502	139,311
Computer and Peripheral Equipment Manufacturing - 8.9%
Apple, Inc.	1,170	623,645
Consumer Finance - 2.0%
Mastercard, Inc.	141	69,270
Visa, Inc.	462	70,030
		139,300
Containers and Packaging - 1.0%
Owens-Illinois, Inc. (a)	3,445	73,275
Department Stores - 0.9%
Sears Holdings Corporation (a)	1,530	63,281
Diversified Financial Services - 1.1%
Jefferies Group, Inc.	4,160	77,251
E-Commerce - 1.0%
Amazon.com, Inc. (a)	271	68,059
Electronic Components - 1.0%
TE Connectivity Limited	1,947	72,273
Furniture and Building Product Manufacturing - 0.9%
Patrick Industries, Inc. (a)	3,996	62,178
Household Products - 1.9%
Procter & Gamble Company	1,962	133,200
Insurance Carriers - 6.2%
American International Group, Inc. (a)	6,268	221,260
Berkshire Hathaway, Inc. (a)	772	69,249
CNO Financial Group, Inc.	7,741	72,224
First American Financial Corporation	2,937	70,752
		433,485
Internet Media - 5.1%
Google, Inc. (a)	298	211,392
Pandora Media, Inc. (a)	8,326	76,433
Yahoo!, Inc. (a)	3,601	71,660
		359,485

Internet Retail - 0.9%
Priceline.com Incorporated (a)	103	63,984
Internt Services - 1.1%
Equinix, Inc. (a)	372	76,706
Machinery Manufacturing - 1.0%
Illinois Tool Works, Inc.	1,106	67,256
Media - 3.1%
News Corporation	8,385	214,153
Medical Equipment - 0.9%
NxStage Medical, Inc. (a)	5,658	63,653
Natural Gas Distribution - 1.0%
Energy Transfer Equity, L.P.	1,497	68,084
Oil and Gas Extraction - 8.9%
BP plc - ADR	1,640	68,290
Canadian Natural Resources Ltd.	2,389	68,971
Chesapeake Energy Corporation	3,903	64,868
Chevron Corporation	644	69,642
Cobalt International Energy, Inc. (a)	2,965	72,820
Enterprise Products Partners L.P.	2,617	131,059
Nexen, Inc.	2,843	76,590
Royal Dutch Shell PLC - ADR	1,016	70,053
		622,293
Oil And Gas Services - 1.0%
Dresser-Rand Group, Inc. (a)	1,308	73,431
Outpatient Care Centers - 1.0%
HealthSouth Corporation (a)	3,204	67,636
Pharmaceutical Manufacturing - 7.3%
Medicines Company (a)	3,194	76,560
Onyx Pharmaceuticals, Inc. (a)	893	67,448
Pfizer, Inc.	2,760	69,221
Pharmacyclics, Inc. (a)	2,547	147,472
Valeant Pharmaceuticals International, Inc. (a)	2,469	147,572
		508,273
Radio and Television Broadcasting - 1.0%
Sirius XM Radio, Inc. (a)	25,225	72,900
Rail Transportation - 1.0%
Genesee & Wyoming, Inc. (a)	923	70,222
Real Estate Services - 1.1%
CBRE Group, Inc. (a)	3,731	74,247
Residential Building Construction - 2.1%
NVR, Inc. (a)	80	73,600
PulteGroup, Inc. (a)	4,002	72,676
		146,276
Satellite Telecommunications - 1.0%
DigitalGlobe, Inc. (a)	2,771	67,723
Semiconductor and Other Electronic Component Manufacturing - 3.0%
Intel Corp.	3,390	69,936
QUALCOMM, Inc.	1,084	67,229
Tyco International Ltd.	2,400	70,200
		207,365
Software Publishers - 2.0%
CA, Inc.	3,061	67,281
Telecommunication Systems, Inc. (a)	29,963	74,008
		141,289
Tobacco Manufacturing - 0.9%
Philip Morris International, Inc.	756	63,232
Water Systems - 1.0%
Cia Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR	818	68,360
TOTAL COMMON STOCKS (Cost $6,232,676)		6,488,091

REITS - 4.1%
American Tower Corp.	916	70,780
Simon Property Group, Inc.	1,359	214,844
TOTAL REITS (Cost $269,586)		285,624

EXCHANGE TRADED FUNDS - 3.0%
iShares MSCI Brazil Index Fund	1,319	73,943
iShares MSCI South Korea Index Fund	1,146	72,611
SPDR Gold Trust (a)	408	66,100
TOTAL EXCHANGE TRADED FUNDS (Cost $203,770)		212,654

MONEY MARKET FUNDS - 0.1%
STIT - Liquid Assets Portfolio, .0146% (b)	5,813	5,813
TOTAL MONEY MARKET FUNDS (Cost $5,813)		5,813

Total Investments (Cost $6,711,845)* - 100.0%		6,992,182
Liabilities in Excess of Other Assets - 0.0%		(2,663)
TOTAL NET ASSETS - 100.0%		$6,989,519

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of December 31, 2012.
ADR	American Depository Receipt

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2012:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,488,091	$-	$-	$6,488,091
REITs	285,624	-	-	285,624
Exchange Traded Funds	212,654	-	-	212,654
Money Market Funds	5,813	-	-	5,813
Total Investments in Securities	$6,992,182	$-	$-	$6,992,182

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date        2/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date         2/27/2013

By (Signature and Title)*   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date       2/27/2013

* Print the name and title of each signing officer under his or her signature.